Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases
7.
LEASES

As of December 31, 2022 and 2021, the Company operated 8 and 6 leased aircraft, respectively, which are accounted for under operating lease agreements with ranging terms of 10 months to 5 years. Leases with an initial term of 12 months or less will be recognized in the Consolidated Statements of Operations on a straight-line basis over the lease term. These leases primarily relate to the Company’s lease agreements for the month-to-month agreement for office space and leases for office equipment.

For operating leases with terms greater than 12 months, including renewal options when appropriate, we record the related right-of-use asset and lease liability as the present value of fixed lease payments over the lease term.

In addition, the aircraft lease requires the Company to make maintenance reserve payments to cover the cost of major scheduled maintenance for the aircraft. These payments are generally variable as they are based on utilization of the aircraft, including the number of flight hours flown and/or flight departures, and are not included as minimal rental obligations.

On October 14, 2021 the Company signed a lease for one Airbus A321 converted freighter. The term of the lease is 10 years commenced upon aircraft delivery in January 2023 and runs through December 2032. In addition to basic rent due, the Company will pay the lessors supplemental rent for maintenance of the aircraft and equipment.

On October 12, 2022 the Company entered into a lease agreement for an aircraft and paid commitment fees to the lessor. The lease commenced upon aircraft delivery in June, 2022 and runs through June, 2026. In addition to basic rent due, the Company will pay the lessor supplemental rent for maintenance of aircraft equipment.

On October 12, 2022 the Company entered into a lease agreement for an aircraft and paid commitment fees to the lessor. The lease commenced upon aircraft delivery on December 10, 2022 and runs through October 13, 2023. In addition to basic rent due, the Company will pay the lessor supplemental rent for maintenance of aircraft equipment.

The Company reviewed the operating leases for extension options that may be reasonably certain to be exercised and then would become part of the right-of-use assets and lease liabilities. At December 21, 2012, the Company signed an extension for one aircraft extending lease term for an additional 60 months from original ending date of June 1, 2023 to May 31, 2028. Terms of extension were agreed solely to grant the Company the right to use the asset for the related additional time including no changes in payment rent. As such, extension was accounted as a modification of lease in accordance with ASC 842 rather than as a new contract and the Company remeasured at modification date the following: Right-of-use asset, lease liability, discount rate, lease term and classification.

In addition, as of December 31, 2022, the Company signed a lease agreement to convert one of its lease passenger aircraft with lease term ending in November 15, 2023, into an Aircraft Freighter at lessor's expense. The new lease is contingent on a successful conversion from induction date of November 15, 2023, and can take up to a year. Among terms agreed includes commitment fees paid to lessor and also no basic and supplemental rent shall be payable while the Aircraft undergoes conversion during the period commencing on the conversion induction date and ending on the conversion redelivery date. The Company expects to record a new lease on the acceptance of redelivery date, which is the date the lessee will have access to the leased asset.

For the year ended December 31, 2022, we had 21 aircraft support equipment capitalized within our Consolidated Balance Sheet with useful lives between 5 and 30 years. All aircraft support equipment were financed through finance leases with terms between 5 and 7 years. Related right-of-use assets and lease liabilities are recorded at the present value of fixed lease payments over the lease term. Amortization of the equipment under finance leases is on a straight-line basis over the lease term and is included in Depreciation and amortization in our Consolidated Statement of Operations. Residual values for equipment are estimated to be from 0% to 77%.

Some of our finance leases include optional renewal periods. Generally, we do not consider any additional renewal periods to be reasonably certain of being exercised, as the initial lease term of the related lease is for all or most of the useful life of the equipment and thus renewal periods are not included in the lease term, nor any related payments are reflected in the finance lease assets and finance lease liabilities.

The following table presents lease costs related to the Company’s finance and operating leases:

	For the Year Ended December 31,
	2022	2021
Finance lease cost
Amortization of leased assets	$130,037	$—
Interest of lease liabilities	102,561	—
Operating lease cost	—	—
Operating lease cost (1)	9,146,119	4,543,803
Total lease cost	$9,378,717	$4,543,803

(1)
Expenses are classified within Aircraft Rent on the Company's consolidated statements of operations.

The Company uses the rate stated in the lease to discount lease payments to present value. In the event the leases do not provide a readily determinable implicit or stated rate, the Company estimates the incremental borrowing rate to discount lease payments based on information available initially at adoption and at lease commencement going forward, taking into consideration recent debt issuance as well as publicly available data for instruments with similar characteristics. The table below presents lease terms and discount rates related to the Company's finance and operating leases:

	For the Year Ended December 31,
	2022	2021
Weighted-average remaining lease term
Operating leases	4.52 years	5.76 years
Finance leases	5.72 years	—
Weighted-average discount rate
Operating leases	10.53%	10.07%
Finance leases	11.66%	—%

The table below presents cash and non-cash activities associated with our leases:

	For the Year Ended December 31,
	2022	2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$3,482,839	$386,945
Financing cash flows from finance leases	501,169	—

Future minimum lease payments under finance and operating lease liabilities with initial terms in excess of one year are as follows:

	Finance Leases	Operating Leases
Remainder of 2023	$597,152	$9,181,250
2024	597,152	8,057,500
2025	597,152	7,955,000
2026	597,152	6,822,100
2027	457,485	4,010,000
2028 and thereafter	465,491	801,173
Total minimum lease payments	3,311,582	36,827,023
Less amount representing interest	869,254	7,191,273
Present value of minimum lease payments	2,442,328	29,635,750
Less current portion	335,527	6,445,915
Long-term portion	$2,106,800	$23,189,835